CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,243,396)	$ (7,219,626)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Loss on conversion of debt and accrued expenses	329,526
Depreciation and amortization	70,929	14,805
Bad debt expense		114,829
Debt discount amortization	276,257
Loss on acquisition of Appointment.com		853,955
Impairment expense	1,721,760	1,725,009
Imputed interest	66,257	19,040
Stock based compensation	3,524,123	2,455,587
Changes in operating assets and liabilities:
Accounts receivable	13,520	(102,014)
Prepaid expenses	35,893	(104,186)
Accounts payable	40,544	91,331
Accounts payable - related parties	447,512	(131,835)
Accrued expenses - related parties	428,845	158,565
Deferred revenue	(20,000)	190,000
Domain marketing development obligation	145,906
Net cash used in operating activities	(3,162,324)	(1,934,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for office equipment	(26,158)
Cash paid for domain names		(69,500)
Cash received from Comencia acquisition	11,989
Cash received from Reserve		34,256
Cash received from Appointment.com		2,240
Cash paid for Congo acquisition	(125,000)
Cash paid for Cloud.Market		(7,500)
Net cash used in investing activities	(139,169)	(40,504)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from convertible note	735,000
Borrowings from promissory note	450,000
Payments on promissory note	(30,000)
Proceeds from issuance of common stock	1,662,732	2,377,950
Net cash provided by financing activities	2,817,732	2,377,950
Foreign currency translation adjustment	3,230	1,868
Net change in cash and cash equivalents	(480,531)	404,774
Cash and cash equivalents, beginning of year	539,243	134,469
Cash and cash equivalents, end of year	58,712	539,243
Non-Cash Transactions:
Issuance of common stock for domain names		154,740
Issuance of common stock for stock payable	2,559,061
Beneficial conversion feature	450,246
Debt discount from warrants	450,000
Conversion of debt to common stock	210,000
Conversion of accrued expenses to stock	$ 121,986